SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost amount carried at Close of Period
Total	$ 2,975,721	$ 1,888,760	$ 1,696,132	$ 1,682,480
Accumulated Depreciation	(341,848)	$ (296,804)	$ (255,879)	$ (219,791)
131 Clayton Street, Montgomery, AL
Initial Cost to Company
Land	920
Buildings and Equipment	9,084
Costs Capitalized Subsequent to Acquisition	29
Cost amount carried at Close of Period
Land	920
Buildings and Equipment	9,113
Total	10,033
Accumulated Depreciation	(1,479)
4344 Carmichael Road, Montgomery, AL
Initial Cost to Company
Land	1,374
Buildings and Equipment	11,658
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	1,374
Buildings and Equipment	11,658
Total	13,032
Accumulated Depreciation	(1,166)
15451 North 28th Avenue, Phoenix, AZ
Initial Cost to Company
Land	1,917
Buildings and Equipment	7,416
Costs Capitalized Subsequent to Acquisition	456
Cost amount carried at Close of Period
Land	1,917
Buildings and Equipment	7,872
Total	9,789
Accumulated Depreciation	(628)
711 14th Avenue, Safford, AZ
Initial Cost to Company
Land	460
Buildings and Equipment	11,708
Costs Capitalized Subsequent to Acquisition	348
Cost amount carried at Close of Period
Land	460
Buildings and Equipment	12,056
Total	12,516
Accumulated Depreciation	(2,232)
5045 East Butler Street, Fresno, CA
Initial Cost to Company
Land	7,276
Buildings and Equipment	61,118
Costs Capitalized Subsequent to Acquisition	58
Cost amount carried at Close of Period
Land	7,276
Buildings and Equipment	61,176
Total	68,452
Accumulated Depreciation	(23,497)
10949 N. Mather Boulevard, Rancho Cordova, CA
Initial Cost to Company
Land	562
Buildings and Equipment	16,923
Costs Capitalized Subsequent to Acquisition	101
Cost amount carried at Close of Period
Land	562
Buildings and Equipment	17,024
Total	17,586
Accumulated Depreciation	(1,769)
11020 Sun Center Drive, Rancho Cordova, CA
Initial Cost to Company
Land	1,466
Buildings and Equipment	8,797
Costs Capitalized Subsequent to Acquisition	408
Cost amount carried at Close of Period
Land	1,466
Buildings and Equipment	9,205
Total	10,670
Accumulated Depreciation	(237)
801 K Street, Sacramento, CA
Initial Cost to Company
Land	4,688
Buildings and Equipment	61,995
Costs Capitalized Subsequent to Acquisition	4,915
Cost amount carried at Close of Period
Land	4,688
Buildings and Equipment	66,910
Total	71,598
Accumulated Depreciation	(3,608)
9800 Goethe Road, Sacramento, CA
Initial Cost to Company
Land	1,550
Buildings and Equipment	12,263
Costs Capitalized Subsequent to Acquisition	949
Cost amount carried at Close of Period
Land	1,550
Buildings and Equipment	13,212
Total	14,762
Accumulated Depreciation	(2,598)
9815 Goethe Road, Sacramento, CA
Initial Cost to Company
Land	1,450
Buildings and Equipment	9,465
Costs Capitalized Subsequent to Acquisition	1,523
Cost amount carried at Close of Period
Land	1,450
Buildings and Equipment	10,988
Total	12,438
Accumulated Depreciation	(1,731)
Capital Place, Sacramento, CA
Initial Cost to Company
Land	2,290
Buildings and Equipment	35,891
Costs Capitalized Subsequent to Acquisition	7,032
Cost amount carried at Close of Period
Land	2,290
Buildings and Equipment	42,923
Total	45,213
Accumulated Depreciation	(8,331)
4181 Ruffin Road, San Diego, CA
Initial Cost to Company
Land	5,250
Buildings and Equipment	10,549
Costs Capitalized Subsequent to Acquisition	4,294
Cost amount carried at Close of Period
Land	5,250
Buildings and Equipment	14,843
Total	20,093
Accumulated Depreciation	(3,332)
4560 Viewridge Road, San Diego, CA
Initial Cost to Company
Land	4,269
Buildings and Equipment	18,316
Costs Capitalized Subsequent to Acquisition	4,195
Cost amount carried at Close of Period
Land	4,347
Buildings and Equipment	22,433
Total	26,780
Accumulated Depreciation	(9,882)
9174 Sky Park Centre, San Diego, CA
Initial Cost to Company
Land	685
Buildings and Equipment	5,530
Costs Capitalized Subsequent to Acquisition	2,653
Cost amount carried at Close of Period
Land	685
Buildings and Equipment	8,183
Total	8,868
Accumulated Depreciation	(2,684)
603 San Juan Avenue, Stockton, CA
Initial Cost to Company
Land	563
Buildings and Equipment	5,470
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	563
Buildings and Equipment	5,470
Total	6,033
Accumulated Depreciation	(741)
16194 West 45th Street, Golden, CO
Initial Cost to Company
Land	494
Buildings and Equipment	152
Costs Capitalized Subsequent to Acquisition	6,495
Cost amount carried at Close of Period
Land	494
Buildings and Equipment	6,647
Total	7,141
Accumulated Depreciation	(3,316)
12795 West Alameda Parkway, Lakewood, CO
Real estate and accumulated depreciation
Encumbrances	4,111
Initial Cost to Company
Land	2,640
Buildings and Equipment	23,777
Costs Capitalized Subsequent to Acquisition	1,065
Cost amount carried at Close of Period
Land	2,640
Buildings and Equipment	24,842
Total	27,482
Accumulated Depreciation	(4,931)
Corporate Center, Lakewood, CO
Initial Cost to Company
Land	2,887
Buildings and Equipment	27,537
Costs Capitalized Subsequent to Acquisition	3,898
Cost amount carried at Close of Period
Land	2,887
Buildings and Equipment	31,435
Total	34,322
Accumulated Depreciation	(11,581)
20 Massachusetts Avenue, Washington, DC
Initial Cost to Company
Land	12,009
Buildings and Equipment	51,528
Costs Capitalized Subsequent to Acquisition	21,245
Cost amount carried at Close of Period
Land	12,231
Buildings and Equipment	72,551
Total	84,782
Accumulated Depreciation	(33,237)
625 Indiana Avenue, Washington DC, DC
Initial Cost to Company
Land	26,000
Buildings and Equipment	25,955
Costs Capitalized Subsequent to Acquisition	6,555
Cost amount carried at Close of Period
Land	26,000
Buildings and Equipment	32,510
Total	58,510
Accumulated Depreciation	(6,374)
11 Dupont Circle, NW, Washington DC
Real estate and accumulated depreciation
Encumbrances	64,293
Initial Cost to Company
Land	28,255
Buildings and Equipment	44,743
Costs Capitalized Subsequent to Acquisition	1,299
Cost amount carried at Close of Period
Land	28,255
Buildings and Equipment	46,042
Total	74,297
Accumulated Depreciation	(316)
1211 Connecticut Avenue, NW, Washington DC
Real estate and accumulated depreciation
Encumbrances	27,906
Initial Cost to Company
Land	30,388
Buildings and Equipment	24,667
Costs Capitalized Subsequent to Acquisition	220
Cost amount carried at Close of Period
Land	30,388
Buildings and Equipment	24,887
Total	55,275
Accumulated Depreciation	(176)
1401 K Street, NW, Washington DC
Real estate and accumulated depreciation
Encumbrances	25,501
Initial Cost to Company
Land	29,215
Buildings and Equipment	34,656
Costs Capitalized Subsequent to Acquisition	1,194
Cost amount carried at Close of Period
Land	29,215
Buildings and Equipment	35,850
Total	65,065
Accumulated Depreciation	(291)
440 First Street, NW, Washington DC
Initial Cost to Company
Land	27,903
Buildings and Equipment	38,624
Costs Capitalized Subsequent to Acquisition	683
Cost amount carried at Close of Period
Land	27,903
Buildings and Equipment	39,307
Total	67,210
Accumulated Depreciation	(241)
500 First Street, NW, Washington DC
Initial Cost to Company
Land	30,478
Buildings and Equipment	15,660
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	30,478
Buildings and Equipment	15,660
Total	46,138
Accumulated Depreciation	(112)
840 First Street, NE, Washington DC
Real estate and accumulated depreciation
Encumbrances	36,085
Initial Cost to Company
Land	42,727
Buildings and Equipment	73,249
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	42,727
Buildings and Equipment	73,249
Total	115,976
Accumulated Depreciation	(458)
7850 Southwest 6th Court, Plantation, FL
Initial Cost to Company
Land	4,800
Buildings and Equipment	30,592
Costs Capitalized Subsequent to Acquisition	383
Cost amount carried at Close of Period
Land	4,800
Buildings and Equipment	30,975
Total	35,775
Accumulated Depreciation	(5,224)
8900 Grand Oak Circle, Tampa, FL
Real estate and accumulated depreciation
Encumbrances	8,391
Initial Cost to Company
Land	1,100
Buildings and Equipment	11,773
Costs Capitalized Subsequent to Acquisition	169
Cost amount carried at Close of Period
Land	1,100
Buildings and Equipment	11,942
Total	13,042
Accumulated Depreciation	(2,169)
181 Spring Street NW, Atlanta, GA
Initial Cost to Company
Land	5,717
Buildings and Equipment	20,017
Costs Capitalized Subsequent to Acquisition	136
Cost amount carried at Close of Period
Land	5,717
Buildings and Equipment	20,153
Total	25,871
Accumulated Depreciation	(2,719)
Corporate Square, Atlanta, GA
Initial Cost to Company
Land	3,996
Buildings and Equipment	29,762
Costs Capitalized Subsequent to Acquisition	27,321
Cost amount carried at Close of Period
Land	3,996
Buildings and Equipment	57,083
Total	61,079
Accumulated Depreciation	(11,541)
Executive Park, Atlanta, GA
Initial Cost to Company
Land	1,521
Buildings and Equipment	11,826
Costs Capitalized Subsequent to Acquisition	4,003
Cost amount carried at Close of Period
Land	1,521
Buildings and Equipment	15,829
Total	17,350
Accumulated Depreciation	(5,127)
One Georgia Center, Atlanta, GA
Initial Cost to Company
Land	10,250
Buildings and Equipment	27,933
Costs Capitalized Subsequent to Acquisition	3,581
Cost amount carried at Close of Period
Land	10,250
Buildings and Equipment	31,514
Total	41,764
Accumulated Depreciation	(4,576)
4712 Southpark Boulevard, Ellenwood, GA
Initial Cost to Company
Land	1,390
Buildings and Equipment	19,635
Costs Capitalized Subsequent to Acquisition	74
Cost amount carried at Close of Period
Land	1,390
Buildings and Equipment	19,709
Total	21,099
Accumulated Depreciation	(2,661)
South Vinnell Way, Boise, ID
Initial Cost to Company
Land	3,390
Buildings and Equipment	29,026
Costs Capitalized Subsequent to Acquisition	802
Cost amount carried at Close of Period
Land	3,390
Buildings and Equipment	29,828
Total	33,218
Accumulated Depreciation	(4,059)
2020 S. Arlington Heights, Arlington Heights, IL
Initial Cost to Company
Land	1,450
Buildings and Equipment	13,160
Costs Capitalized Subsequent to Acquisition	730
Cost amount carried at Close of Period
Land	1,450
Buildings and Equipment	13,890
Total	15,340
Accumulated Depreciation	(2,746)
Intech Park, Indianapolis, IN
Initial Cost to Company
Land	4,170
Buildings and Equipment	68,888
Costs Capitalized Subsequent to Acquisition	3,822
Cost amount carried at Close of Period
Land	4,170
Buildings and Equipment	72,710
Total	76,880
Accumulated Depreciation	(11,657)
400 State Street, Kansas City, KS
Initial Cost to Company
Land	640
Buildings and Equipment	9,932
Costs Capitalized Subsequent to Acquisition	4,599
Cost amount carried at Close of Period
Land	640
Buildings and Equipment	14,531
Total	15,171
Accumulated Depreciation	(2,559)
7125 Industrial Road, Florence, KY
Initial Cost to Company
Land	1,698
Buildings and Equipment	11,722
Costs Capitalized Subsequent to Acquisition	81
Cost amount carried at Close of Period
Land	1,698
Buildings and Equipment	11,803
Total	13,501
Accumulated Depreciation	(1,468)
251 Causeway Street, Boston, MA
Initial Cost to Company
Land	5,100
Buildings and Equipment	17,293
Costs Capitalized Subsequent to Acquisition	1,752
Cost amount carried at Close of Period
Land	5,100
Buildings and Equipment	19,045
Total	24,145
Accumulated Depreciation	(3,427)
75 Pleasant Street, Malden, MA
Initial Cost to Company
Land	1,050
Buildings and Equipment	31,086
Costs Capitalized Subsequent to Acquisition	159
Cost amount carried at Close of Period
Land	1,050
Buildings and Equipment	31,245
Total	32,295
Accumulated Depreciation	(5,970)
25 Newport Avenue, Quincy, MA
Initial Cost to Company
Land	2,700
Buildings and Equipment	9,199
Costs Capitalized Subsequent to Acquisition	1,297
Cost amount carried at Close of Period
Land	2,700
Buildings and Equipment	10,496
Total	13,196
Accumulated Depreciation	(1,662)
One Montvale Avenue, Stoneham, MA
Initial Cost to Company
Land	1,670
Buildings and Equipment	11,035
Costs Capitalized Subsequent to Acquisition	2,095
Cost amount carried at Close of Period
Land	1,670
Buildings and Equipment	13,130
Total	14,800
Accumulated Depreciation	(2,308)
Annapolis Commerce Center, Annapolis, MD
Initial Cost to Company
Land	4,057
Buildings and Equipment	7,665
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	4,057
Buildings and Equipment	7,665
Total	11,722
Accumulated Depreciation	(55)
4201 Patterson Avenue, Baltimore, MD
Initial Cost to Company
Land	901
Buildings and Equipment	8,097
Costs Capitalized Subsequent to Acquisition	3,976
Cost amount carried at Close of Period
Land	901
Buildings and Equipment	12,073
Total	12,974
Accumulated Depreciation	(4,520)
Ammendale Commerce Center, Beltsville, MD
Initial Cost to Company
Land	4,879
Buildings and Equipment	9,498
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	4,879
Buildings and Equipment	9,498
Total	14,377
Accumulated Depreciation	(70)
Indian Creek Technology Park, Beltsville, MD
Initial Cost to Company
Land	8,796
Buildings and Equipment	12,093
Costs Capitalized Subsequent to Acquisition	24
Cost amount carried at Close of Period
Land	8,796
Buildings and Equipment	12,117
Total	20,913
Accumulated Depreciation	(86)
Gateway 270 West, Clarksburg, MD
Initial Cost to Company
Land	12,104
Buildings and Equipment	9,688
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	12,104
Buildings and Equipment	9,688
Total	21,792
Accumulated Depreciation	(64)
Hillside Center, Columbia, MD
Initial Cost to Company
Land	3,437
Buildings and Equipment	4,228
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	3,437
Buildings and Equipment	4,228
Total	7,665
Accumulated Depreciation	(25)
Snowden Center, Columbia, MD
Initial Cost to Company
Land	7,955
Buildings and Equipment	10,128
Costs Capitalized Subsequent to Acquisition	54
Cost amount carried at Close of Period
Land	7,955
Buildings and Equipment	10,182
Total	18,137
Accumulated Depreciation	(63)
TenThreeTwenty, Columbia, MD
Initial Cost to Company
Land	3,126
Buildings and Equipment	16,361
Costs Capitalized Subsequent to Acquisition	118
Cost amount carried at Close of Period
Land	3,126
Buildings and Equipment	16,479
Total	19,605
Accumulated Depreciation	(103)
20400 Century Boulevard, Germantown, MD
Initial Cost to Company
Land	2,305
Buildings and Equipment	9,890
Costs Capitalized Subsequent to Acquisition	1,282
Cost amount carried at Close of Period
Land	2,347
Buildings and Equipment	11,130
Total	13,477
Accumulated Depreciation	(5,296)
Cloverleaf Center, Germantown, MD
Initial Cost to Company
Land	11,890
Buildings and Equipment	4,639
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	11,890
Buildings and Equipment	4,639
Total	16,529
Accumulated Depreciation	(39)
3300 75th Avenue, Landover, MD
Initial Cost to Company
Land	4,110
Buildings and Equipment	36,371
Costs Capitalized Subsequent to Acquisition	1,045
Cost amount carried at Close of Period
Land	4,110
Buildings and Equipment	37,416
Total	41,526
Accumulated Depreciation	(7,271)
1401 Rockville Pike, Rockville, MD
Initial Cost to Company
Land	3,248
Buildings and Equipment	29,258
Costs Capitalized Subsequent to Acquisition	16,534
Cost amount carried at Close of Period
Land	3,248
Buildings and Equipment	45,792
Total	49,040
Accumulated Depreciation	(17,237)
2115 East Jefferson Street, Rockville, MD
Initial Cost to Company
Land	3,349
Buildings and Equipment	11,152
Costs Capitalized Subsequent to Acquisition	328
Cost amount carried at Close of Period
Land	3,349
Buildings and Equipment	11,480
Total	14,829
Accumulated Depreciation	(1,229)
Metro Park North, Rockville, MD
Initial Cost to Company
Land	11,159
Buildings and Equipment	7,624
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	11,159
Buildings and Equipment	7,624
Total	18,783
Accumulated Depreciation	(59)
Redland 520/530, Rockville, MD
Initial Cost to Company
Land	12,714
Buildings and Equipment	61,377
Costs Capitalized Subsequent to Acquisition	1,217
Cost amount carried at Close of Period
Land	12,714
Buildings and Equipment	62,594
Total	75,308
Accumulated Depreciation	(384)
Redland 540, Rockville, MD
Initial Cost to Company
Land	10,740
Buildings and Equipment	17,714
Costs Capitalized Subsequent to Acquisition	2,028
Cost amount carried at Close of Period
Land	10,740
Buildings and Equipment	19,742
Total	30,482
Accumulated Depreciation	(111)
Rutherford Business Park, Windsor Mill, MD
Initial Cost to Company
Land	1,598
Buildings and Equipment	10,219
Costs Capitalized Subsequent to Acquisition	10
Cost amount carried at Close of Period
Land	1,598
Buildings and Equipment	10,229
Total	11,827
Accumulated Depreciation	(1,299)
Meadows Business Park, Woodlawn, MD
Initial Cost to Company
Land	3,735
Buildings and Equipment	21,509
Costs Capitalized Subsequent to Acquisition	2,187
Cost amount carried at Close of Period
Land	3,735
Buildings and Equipment	23,696
Total	27,431
Accumulated Depreciation	(3,907)
11411 E. Jefferson Avenue, Detroit, MI
Initial Cost to Company
Land	630
Buildings and Equipment	18,002
Costs Capitalized Subsequent to Acquisition	358
Cost amount carried at Close of Period
Land	630
Buildings and Equipment	18,360
Total	18,990
Accumulated Depreciation	(3,460)
330 South Second Avenue, Minneapolis, MN
Initial Cost to Company
Land	3,991
Buildings and Equipment	18,186
Costs Capitalized Subsequent to Acquisition	(4,246)
Impairment/ Writedowns	(9,260)
Cost amount carried at Close of Period
Land	1,489
Buildings and Equipment	16,442
Total	17,931
Accumulated Depreciation	0
Rosedale Corporate Plaza, Roseville, MN
Initial Cost to Company
Land	672
Buildings and Equipment	6,045
Costs Capitalized Subsequent to Acquisition	1,505
Cost amount carried at Close of Period
Land	672
Buildings and Equipment	7,550
Total	8,222
Accumulated Depreciation	(3,194)
1300 Summit Street, Kansas City, MO
Initial Cost to Company
Land	2,776
Buildings and Equipment	12,070
Costs Capitalized Subsequent to Acquisition	253
Cost amount carried at Close of Period
Land	2,776
Buildings and Equipment	12,323
Total	15,099
Accumulated Depreciation	(1,614)
4241-4300 NE 34th Street, Kansas City, MO
Initial Cost to Company
Land	1,443
Buildings and Equipment	6,193
Costs Capitalized Subsequent to Acquisition	3,851
Cost amount carried at Close of Period
Land	1,780
Buildings and Equipment	9,707
Total	11,487
Accumulated Depreciation	(3,893)
1220 Echelon Parkway, Jackson, MS
Initial Cost to Company
Land	440
Buildings and Equipment	25,458
Costs Capitalized Subsequent to Acquisition	48
Cost amount carried at Close of Period
Land	440
Buildings and Equipment	25,506
Total	25,946
Accumulated Depreciation	(3,459)
10-12 Celina Avenue, Nashua, NH
Initial Cost to Company
Land	3,000
Buildings and Equipment	14,052
Costs Capitalized Subsequent to Acquisition	1,545
Cost amount carried at Close of Period
Land	3,000
Buildings and Equipment	15,597
Total	18,597
Accumulated Depreciation	(2,956)
50 West State Street, Trenton, NJ
Initial Cost to Company
Land	5,000
Buildings and Equipment	38,203
Costs Capitalized Subsequent to Acquisition	2,620
Cost amount carried at Close of Period
Land	5,000
Buildings and Equipment	40,823
Total	45,823
Accumulated Depreciation	(6,948)
138 Delaware Avenue, Buffalo, NY
Initial Cost to Company
Land	4,405
Buildings and Equipment	18,899
Costs Capitalized Subsequent to Acquisition	5,226
Cost amount carried at Close of Period
Land	4,485
Buildings and Equipment	24,045
Total	28,530
Accumulated Depreciation	(11,064)
Airline Corporate Center, Colonie, NY
Initial Cost to Company
Land	790
Buildings and Equipment	6,400
Costs Capitalized Subsequent to Acquisition	32
Cost amount carried at Close of Period
Land	790
Buildings and Equipment	6,432
Total	7,222
Accumulated Depreciation	(881)
5000 Corporate Court, Holtsville, NY
Initial Cost to Company
Land	6,530
Buildings and Equipment	17,711
Costs Capitalized Subsequent to Acquisition	2,477
Cost amount carried at Close of Period
Land	6,530
Buildings and Equipment	20,188
Total	26,718
Accumulated Depreciation	(3,183)
305 East 46th Street, New York, NY
Initial Cost to Company
Land	36,800
Buildings and Equipment	66,661
Costs Capitalized Subsequent to Acquisition	4,438
Cost amount carried at Close of Period
Land	36,800
Buildings and Equipment	71,099
Total	107,899
Accumulated Depreciation	(11,212)
4600 25th Avenue, Salem, OR
Initial Cost to Company
Land	6,510
Buildings and Equipment	17,973
Costs Capitalized Subsequent to Acquisition	4,278
Cost amount carried at Close of Period
Land	6,510
Buildings and Equipment	22,251
Total	28,761
Accumulated Depreciation	(4,066)
Synergy Business Park, Columbia, SC
Initial Cost to Company
Land	1,439
Buildings and Equipment	11,143
Costs Capitalized Subsequent to Acquisition	4,803
Cost amount carried at Close of Period
Land	1,439
Buildings and Equipment	15,946
Total	17,385
Accumulated Depreciation	(3,718)
One Memphis Place, Memphis, TN
Initial Cost to Company
Land	1,630
Buildings and Equipment	5,645
Costs Capitalized Subsequent to Acquisition	2,508
Cost amount carried at Close of Period
Land	1,630
Buildings and Equipment	8,153
Total	9,783
Accumulated Depreciation	(1,434)
701 Clay Road, Waco, TX
Initial Cost to Company
Land	2,030
Buildings and Equipment	8,708
Costs Capitalized Subsequent to Acquisition	2,555
Cost amount carried at Close of Period
Land	2,060
Buildings and Equipment	11,233
Total	13,293
Accumulated Depreciation	(4,708)
14660,14672 and 14668 Lee Road, Chantilly, VA
Initial Cost to Company
Land	6,966
Buildings and Equipment	74,214
Costs Capitalized Subsequent to Acquisition	294
Cost amount carried at Close of Period
Land	6,966
Buildings and Equipment	74,508
Total	81,474
Accumulated Depreciation	(1,856)
1408 Stephanie Way, Chesapeake, VA
Initial Cost to Company
Land	1,403
Buildings and Equipment	2,555
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	1,403
Buildings and Equipment	2,555
Total	3,958
Accumulated Depreciation	(21)
1434 Crossways, Chesapeake, VA
Initial Cost to Company
Land	3,617
Buildings and Equipment	19,527
Costs Capitalized Subsequent to Acquisition	276
Cost amount carried at Close of Period
Land	3,617
Buildings and Equipment	19,803
Total	23,420
Accumulated Depreciation	(135)
1441 Crossways Boulevard, Chesapeake, VA
Initial Cost to Company
Land	2,485
Buildings and Equipment	10,189
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	2,485
Buildings and Equipment	10,189
Total	12,674
Accumulated Depreciation	(73)
535 Independence Parkway, Chesapeake, VA
Real estate and accumulated depreciation
Encumbrances	3,193
Initial Cost to Company
Land	2,465
Buildings and Equipment	5,801
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	2,465
Buildings and Equipment	5,801
Total	8,266
Accumulated Depreciation	(41)
Crossways, Chesapeake, VA
Initial Cost to Company
Land	6,522
Buildings and Equipment	40,267
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	6,522
Buildings and Equipment	40,267
Total	46,789
Accumulated Depreciation	(318)
Crossways II, Chesapeake, VA
Initial Cost to Company
Land	1,633
Buildings and Equipment	8,035
Costs Capitalized Subsequent to Acquisition	153
Cost amount carried at Close of Period
Land	1,633
Buildings and Equipment	8,188
Total	9,821
Accumulated Depreciation	(57)
Greenbrier Circle Corporate Center, Chesapeake, VA
Initial Cost to Company
Land	4,489
Buildings and Equipment	15,149
Costs Capitalized Subsequent to Acquisition	14
Cost amount carried at Close of Period
Land	4,489
Buildings and Equipment	15,163
Total	19,652
Accumulated Depreciation	(126)
Greenbrier Technology Center I, Chesapeake, VA
Initial Cost to Company
Land	2,514
Buildings and Equipment	6,102
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	2,514
Buildings and Equipment	6,102
Total	8,616
Accumulated Depreciation	(51)
Greenbrier Technology Center II, Chesapeake, VA
Initial Cost to Company
Land	2,084
Buildings and Equipment	5,581
Costs Capitalized Subsequent to Acquisition	3
Cost amount carried at Close of Period
Land	2,084
Buildings and Equipment	5,584
Total	7,668
Accumulated Depreciation	(47)
Greenbrier Towers, Chesapeake, VA
Initial Cost to Company
Land	3,437
Buildings and Equipment	11,241
Costs Capitalized Subsequent to Acquisition	27
Cost amount carried at Close of Period
Land	3,437
Buildings and Equipment	11,268
Total	14,705
Accumulated Depreciation	(94)
Enterchange at Meadowville, Chester, VA
Initial Cost to Company
Land	1,478
Buildings and Equipment	9,594
Costs Capitalized Subsequent to Acquisition	283
Cost amount carried at Close of Period
Land	1,478
Buildings and Equipment	9,877
Total	11,355
Accumulated Depreciation	(1,060)
3920 Pender Drive, Fairfax, VA
Real estate and accumulated depreciation
Encumbrances	13,620
Initial Cost to Company
Land	2,963
Buildings and Equipment	12,840
Costs Capitalized Subsequent to Acquisition	12
Cost amount carried at Close of Period
Land	2,963
Buildings and Equipment	12,852
Total	15,815
Accumulated Depreciation	(1,204)
Pender Business Park, Fairfax, VA
Initial Cost to Company
Land	2,529
Buildings and Equipment	21,386
Costs Capitalized Subsequent to Acquisition	193
Cost amount carried at Close of Period
Land	2,529
Buildings and Equipment	21,579
Total	24,108
Accumulated Depreciation	(2,312)
3201 Jermantown Road, Fairfax, VA
Initial Cost to Company
Land	5,991
Buildings and Equipment	25,619
Costs Capitalized Subsequent to Acquisition	329
Cost amount carried at Close of Period
Land	5,991
Buildings and Equipment	25,948
Total	31,939
Accumulated Depreciation	(213)
7987 Ashton Avenue, Manassas, VA
Initial Cost to Company
Land	1,562
Buildings and Equipment	8,253
Costs Capitalized Subsequent to Acquisition	333
Cost amount carried at Close of Period
Land	1,562
Buildings and Equipment	8,586
Total	10,148
Accumulated Depreciation	(210)
Gateway II, Norfolk, VA
Initial Cost to Company
Land	1,194
Buildings and Equipment	1,563
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	1,194
Buildings and Equipment	1,563
Total	2,757
Accumulated Depreciation	(13)
Norfolk Business Center, Norfolk, VA
Initial Cost to Company
Land	2,134
Buildings and Equipment	5,430
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	2,134
Buildings and Equipment	5,430
Total	7,564
Accumulated Depreciation	(45)
Norfolk Commerce Park II, Norfolk, VA
Initial Cost to Company
Land	3,116
Buildings and Equipment	10,709
Costs Capitalized Subsequent to Acquisition	34
Cost amount carried at Close of Period
Land	3,116
Buildings and Equipment	10,743
Total	13,859
Accumulated Depreciation	(76)
1759 & 1760 Business Park Drive Reston, VA
Initial Cost to Company
Land	9,066
Buildings and Equipment	78,658
Costs Capitalized Subsequent to Acquisition	2,413
Cost amount carried at Close of Period
Land	9,066
Buildings and Equipment	81,071
Total	90,137
Accumulated Depreciation	(7,185)
1775 Wiehle Avenue, Reston, VA
Initial Cost to Company
Land	4,138
Buildings and Equipment	26,120
Costs Capitalized Subsequent to Acquisition	29
Cost amount carried at Close of Period
Land	4,138
Buildings and Equipment	26,149
Total	30,287
Accumulated Depreciation	(163)
9960 Mayland Drive, Richmond VA
Initial Cost to Company
Land	2,614
Buildings and Equipment	15,930
Costs Capitalized Subsequent to Acquisition	1,844
Cost amount carried at Close of Period
Land	2,614
Buildings and Equipment	17,774
Total	20,388
Accumulated Depreciation	(1,550)
Aquia Commerce Center, Stafford, VA
Initial Cost to Company
Land	2,090
Buildings and Equipment	7,465
Costs Capitalized Subsequent to Acquisition	730
Cost amount carried at Close of Period
Land	2,090
Buildings and Equipment	8,195
Total	10,285
Accumulated Depreciation	(1,308)
Atlantic Corporate Park, Sterling, VA
Initial Cost to Company
Land	5,752
Buildings and Equipment	29,323
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	5,752
Buildings and Equipment	29,323
Total	35,075
Accumulated Depreciation	(183)
Sterling Business Park Lots 8 and 9, Sterling, VA
Initial Cost to Company
Land	9,178
Buildings and Equipment	44,324
Costs Capitalized Subsequent to Acquisition	0
Cost amount carried at Close of Period
Land	9,178
Buildings and Equipment	44,324
Total	53,502
Accumulated Depreciation	(277)
Sterling Park Business Center, Sterling, VA
Initial Cost to Company
Land	18,935
Buildings and Equipment	21,191
Costs Capitalized Subsequent to Acquisition	63
Cost amount carried at Close of Period
Land	18,935
Buildings and Equipment	21,254
Total	40,189
Accumulated Depreciation	(154)
65 Bowdoin Street, S. Burlington, VT
Initial Cost to Company
Land	700
Buildings and Equipment	8,416
Costs Capitalized Subsequent to Acquisition	120
Cost amount carried at Close of Period
Land	700
Buildings and Equipment	8,536
Total	9,236
Accumulated Depreciation	(1,656)
840 North Broadway, Everett, WA
Initial Cost to Company
Land	3,360
Buildings and Equipment	15,376
Costs Capitalized Subsequent to Acquisition	1,829
Cost amount carried at Close of Period
Land	3,360
Buildings and Equipment	17,205
Total	20,565
Accumulated Depreciation	(2,504)
Stevens Center, Richland, WA
Initial Cost to Company
Land	3,970
Buildings and Equipment	17,035
Costs Capitalized Subsequent to Acquisition	2,431
Cost amount carried at Close of Period
Land	4,042
Buildings and Equipment	19,394
Total	23,436
Accumulated Depreciation	(9,176)
11050 West Liberty Drive, Milwaukee, WI
Initial Cost to Company
Land	945
Buildings and Equipment	4,539
Costs Capitalized Subsequent to Acquisition	103
Cost amount carried at Close of Period
Land	945
Buildings and Equipment	4,642
Total	5,587
Accumulated Depreciation	(763)
882 TJ Jackson Drive, Falling Waters, WV
Initial Cost to Company
Land	906
Buildings and Equipment	3,886
Costs Capitalized Subsequent to Acquisition	282
Cost amount carried at Close of Period
Land	922
Buildings and Equipment	4,152
Total	5,074
Accumulated Depreciation	(2,110)
5353 Yellowstone Road, Cheyenne, WY
Initial Cost to Company
Land	1,915
Buildings and Equipment	8,217
Costs Capitalized Subsequent to Acquisition	550
Cost amount carried at Close of Period
Land	1,950
Buildings and Equipment	8,732
Total	10,682
Accumulated Depreciation	(4,438)
Total Real Estate Assets
Real estate and accumulated depreciation
Encumbrances	183,100
Initial Cost to Company
Land	628,698
Buildings and Equipment	2,153,005
Costs Capitalized Subsequent to Acquisition	194,018
Impairment/ Writedowns	(9,260)
Cost amount carried at Close of Period
Land	627,108
Buildings and Equipment	2,348,613
Total	2,975,721
Accumulated Depreciation	$ (341,848)